INCOME TAXES - Summary of Unrecognised Deferred Tax Assets As Follows (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	€ 111,019	€ 35,635
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	109,159	32,327	€ 10,224
Gross amount	437,986	162,574	€ 60,009
Share options
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	0	149
Tangible and Intangible fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	0	1,063
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	€ 1,860	€ 2,096